Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,259,677.90
Previously Paid Amount	0.00
Total Fee Amount	5,007.46
Total Offset Amount	0.00
Net Fee	$ 5,007.46
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A